PRUDENTIAL INVESTMENTS » MUTUAL FUNDS
Target Small Capitalization Value Portfolio

T: TASVX	R: TSVRX	A: TSVAX	Q: TSVQX
SUMMARY PROSPECTUS • September 25, 2014
Before you invest, you may want to review the Portfolio's Prospectus, which contains more information about the Portfolio and its risks. You can ﬁnd the Portfolio's Prospectus, Statement of Additional Information (SAI), Annual Report and other information about the Portfolio online at www.prudentialfunds.com/docs. You can also get this information at no cost by calling 1-800-225-1852 or by sending an e-mail to: prospectus@prudentialfundsemail.com. The Portfolio's Prospectus and SAI, both dated September 25, 2014, as supplemented and amended from time to time, and the Portfolio's most recent shareholder report, dated July 31, 2014, are all incorporated by reference into (legally made a part of) this Summary Prospectus.

INVESTMENT OBJECTIVE
The investment objective of the Target Small Capitalization Value Portfolio (Small Cap Value Portfolio) is above-average capital appreciation.
PORTFOLIO FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Portfolio or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 78 of the Portfolio's Prospectus and in Rights of Accumulation on page 75 of the Portfolio's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
	Class A	Class T	Class R	Class Q
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.5%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	1%	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None
Redemption fees	None	None	None	None
Exchange fee	None	None	None	None
Maximum account fee (accounts under $10,000)	$15	None	None	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class T	Class R	Class Q
Management Fees	.60	.60	.60	.60
+Distribution and service (12b-1) fees	.30	None	.75	None
+Other expenses	.08	.08	.08	.04
=Total Annual Portfolio Operating Expenses	.98	.68	1.43	.64
– Distribution Fee waiver or expense reimbursement	(.05)	None	(.25)	None
= Total Annual Portfolio Operating Expenses after fee waiver and/or expense reimbursement	.93	.68	1.18	.64
Example. The following hypothetical example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Portfolio for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Portfolio's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$640	$840	$1,057	$1,681	$640	$840	$1,057	$1,681
Class T	$69	$218	$379	$847	$69	$218	$379	$847
Class R	$120	$428	$758	$1,692	$120	$428	$758	$1,692
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	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class Q	$65	$205	$357	$798	$65	$205	$357	$798
° The distributor of the Portfolio has contractually agreed through November 30, 2015 to reduce its distribution and service (12b-1) fees for the Portfolio's Class A shares to .25% of the average daily net assets of the Class A shares of the Portfolio. This waiver may not be terminated by the distributor prior to November 30, 2015 without the approval of the Portfolio's Board of Trustees.
° The distributor of the Portfolio has contractually agreed through November 30, 2015 to reduce its distribution and service (12b-1) fees for the Portfolio's Class R shares to .50% of the average daily net assets of the Class R shares of the Portfolio. This waiver may not be terminated by the distributor prior to November 30, 2015 without the approval of the Portfolio's Board of Trustees.
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal period, the Portfolio's portfolio turnover rate was 42% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies. The Portfolio seeks investments that will increase in value. To achieve our objective, we invest in stocks of small companies that we believe are undervalued and have an above-average potential to increase in price, given the company's sales, earnings, book value, cash flow and recent performance. The Portfolio normally invests at least 80% of its investable assets in common stocks of small companies. Small companies are those companies with market capitalizations comparable to those in the Russell 2000 Value Index. As of July 31, 2014, the Russell 2000 Value Index median market capitalization was approximately $624 million and the largest company by market capitalization was $4.34 billion. Market capitalization is measured at the time of purchase.
Because the Portfolio invests in small capitalization companies, the risks associated with an investment in the Portfolio are greater than those associated with an investment in a fund that invests primarily in larger companies, because shares of small companies tend to be less liquid and more volatile than those of large companies.
Principal Risks of Investing in the Portfolio. All investments have risks to some degree. Loss of money is a risk of investing in the Portfolio. Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Market Events. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.
This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the Portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.
Market Risk. Your investment in Portfolio shares represents an indirect investment in the securities owned by the Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.
Risk of Increase in Expenses. Your actual cost of investing in the Portfolio may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Portfolio securities can increase expenses.
Equity Securities Risk. There is the risk that the price of a particular stock the Portfolio owns could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of them in which the Portfolio invests could go down. Different sectors of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Small Company Risk. Small company stocks present above-average risks. This means that when stock prices decline overall, the Portfolio may decline more than a broad-based securities market index. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies tend to be less liquid and fluctuate in value more than the stocks of larger, more established companies.
Style Risk. The risk that the particular investment style followed by the Portfolio may be out of favor for a period of time.
For more information on the risks of investing in this Portfolio, please see Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
The Portfolio's Past Performance. The following bar chart shows the Portfolio's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future. Updated Portfolio performance information is available online at www.prudentialfunds.com.

Best Quarter:	Worst Quarter:
18.74%	-22.11%
3rd Quarter 2009	4th Quarter 2008

Average Annual Total Returns % (as of 12/31/2013)
	One Year	Five Years	Ten Years	Since Inception
Class T Shares
Return Before Taxes	35.87	19.31	10.98	N/A
Return After Taxes on Distributions	32.94	18.40	9.67	N/A
Return After Taxes on Distributions and Sale of Portfolio Shares	21.85	15.72	8.92	N/A
Class Q Shares
Return Before Taxes	N/A	N/A	N/A	N/A
Class R Shares
Return Before Taxes	35.17	18.72	N/A	8.81 (8-22-06)
Class A Shares (including sales charges)
Return Before Taxes	N/A	N/A	N/A	N/A
° After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Index % (reflects no deduction for fees, expenses or taxes)
Russell 2000 Value Index	34.52	17.64	8.61	N/A
Russell 2000 Index	38.82	20.08	9.07	N/A

Lipper Average % (reflects no deduction for sales charges or taxes)
Lipper Small-Cap Value Funds Average*	36.59	20.47	9.24	N/A
Lipper Small-Cap Core Funds Average	36.82	20.34	9.14	N/A
* The Portfolio was compared to the Lipper Small-Cap Value Funds Performance Universe although Lipper classifies the Portfolio in the Lipper Small-Cap Core Funds Performance Universe. The Lipper Small-Cap Value Funds Performance Universe is utilized because the Portfolio's manager believes that the funds included in this Universe provide a more appropriate basis for Portfolio performance comparisons.

MANAGEMENT OF THE PORTFOLIO
Investment Manager	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	EARNEST Partners, LLC	Paul E. Viera, Jr.	CEO & Partner	December 2001
	NFJ Investment Group LLC	Ben J. Fischer, CFA	Managing Director, Portfolio Manager	February 2005
		Paul A. Magnuson	Managing Director, Portfolio Manager	October 2003
		Morley D. Campbell, CFA	Managing Director, Portfolio Manager	September 2008
		John R. Mowrey, CFA	Vice President, Portfolio Manager	February 2014
	Lee Munder Capital Group, LLC	R. Todd Vingers	Portfolio Manager	July 2005
	J.P. Morgan Investment Management, Inc.	Dennis S. Ruhl	Managing Director	July 2005
		Phillip D. Hart	Managing Director	February 2012
	Vaughan Nelson Investment Management, L.P.	Chris D. Wallis, CFA	CEO, CIO and Senior Portfolio Manager	November 2005
		Chad D. Fargason, PhD	Senior Portfolio Manager	October 2013
		Dennis G. Alff, CFA	Senior Portfolio Manager	October 2013
		Scott J. Weber, CFA	Senior Portfolio Manager	November 2005
	Sterling Capital Management LLC	Robert W. Bridges, CFA	Executive Director, Portfolio Manager	January 2014
		Robert O. Weller, CFA	Executive Director, Portfolio Manager	January 2014
BUYING AND SELLING PORTFOLIO SHARES
Class T, Class R and Class Q shares of the Portfolio are offered only to a limited group of investors. Investors are not required to pay an initial sales charge or contingent deferred sales charge for Class T, Class R or Class Q shares. There is no minimum purchase amount. In order to purchase Class T, Class R or Class Q shares of the Portfolio, you must have a securities account with a broker-dealer, financial intermediary or financial adviser that is permitted to buy or sell such Portfolio shares. Typically the shares are offered through a fee based advisory program or a group retirement plan. Class T, Class R and Class Q shares may be sold by contacting your financial adviser or registered representative.
For Class A shares, the minimum initial investment in most cases is $2,500 and the minimum subsequent investment is $100. For retirement accounts and custodial accounts for minors, the minimum initial investment to purchase Class A shares is $1,000 and the minimum subsequent investment is $100. For Class A shares purchased through the Automatic Investment Plan (AIP), the minimum initial investment is $50, and the minimum subsequent investment is $50. You can purchase or redeem Class A shares through the Portfolio’s transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Portfolio’s website or by calling (800) 225-1852.
For more information on how to buy and sell shares of the Portfolio, see How to Buy, Sell and Exchange Shares of the Trust in the Prospectus.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Portfolio's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
FINANCIAL INTERMEDIARY COMPENSATION
If you purchase Portfolio shares through a financial services firm, the Portfolio, the Portfolio’s investment manager, or their related companies may pay the financial services firm for the sale of Portfolio shares and/or for services to shareholders. These payments may create a conflict of interest by influencing the financial services firm or the firm's representatives to recommend the Portfolio over another investment. Ask your financial services firm or representative for more information or visit your financial services firm's website.

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By Mail:	Prudential Mutual Fund Services LLC, PO Box 9658, Providence, RI 02940
By Telephone:	800-225-1852 or 973-367-3529 (outside the US)
On the Internet:	www.prudentialfunds.com
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